Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	GlaxoSmithKline plc
Entity Central Index Key	0001131399
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Annual Report	true
Document Transition Report	false
Entity File Number	1-15170
Document Shell Company Report	false
Entity Address, Address Line One	980 Great West Road, Brentford
Entity Address, City or Town	Middlesex
Entity Address, Country	GB
Entity Incorporation, State or Country Code	X0
Entity Address, Postal Zip Code	TW8 9GS
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,385,189,617
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Floating Rate Notes due 2021 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	Floating Rate Notes due 2021
Security Exchange Name	NYSE
2.850% Notes due 2022 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	2.850% Notes due 2022
Security Exchange Name	NYSE
2.8750% Notes due 2022 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	2.8750% Notes due 2022
Security Exchange Name	NYSE
2.800% Notes due 2023 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	2.800% Notes due 2023
Security Exchange Name	NYSE
3.375% Notes due 2023 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	3.375% Notes due 2023
Security Exchange Name	NYSE
0.534% Notes due 2023 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	0.534% Notes due 2023
Security Exchange Name	NYSE
3.000% Notes due 2024 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	3.000% Notes due 2024
Security Exchange Name	NYSE
3.625% Notes due 2025 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	3.625% Notes due 2025
Security Exchange Name	NYSE
3.875% Notes due 2028 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	3.875% Notes due 2028
Security Exchange Name	NYSE
3.375% Notes due 2029 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	3.375% Notes due 2029
Security Exchange Name	NYSE
6.375% Notes due 2038 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	6.375% Notes due 2038
Security Exchange Name	NYSE
4.200% Notes due 2043 [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	4.200% Notes due 2043
Security Exchange Name	NYSE